Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30, 2020	December 31, 2019
Compensation and benefits	$5,490	$6,568
Research and development costs	13,657	10,449
UCLB milestone and option	804	663
Professional fees	2,555	2,611
U.S. corporate income and local taxes	—	391
Other liabilities	247	716
Total accrued expenses and other liabilities	$22,753	$21,398